Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,069,000
Previously Paid Amount	0.00
Total Fee Amount	469.86
Total Offset Amount	0.00
Net Fee	469.86
Narrative - Max Aggregate Offering Price	$ 3,069,000
Final Prospectus	true